Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000031758 | Kering S.A.8865637
Holdings [Line Items]
Percent of Total Investments	5.40%
C000031758 | Samsung Electronics Co. Ltd.8865738
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031758 | Alstom S.A.8865625
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031758 | Reckitt Benckiser Group PLC8865684
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031758 | Rolls-Royce Holdings PLC8865687
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031758 | Barclays PLC8865655
Holdings [Line Items]
Percent of Total Investments	3.00%
C000031758 | AstraZeneca PLC8865652
Holdings [Line Items]
Percent of Total Investments	3.00%
C000031758 | iShares MSCI EAFE ETF8865582
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031758 | Renesas Electronics Corp.8865729
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031758 | Roche Holding AG8865602
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000031758 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031758 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031758 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031758 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000031758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000031758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031758 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000031758 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000031758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000031758 | France
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000031758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000031757 | Kering S.A.8865637
Holdings [Line Items]
Percent of Total Investments	5.40%
C000031757 | Samsung Electronics Co. Ltd.8865738
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031757 | Alstom S.A.8865625
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031757 | Reckitt Benckiser Group PLC8865684
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031757 | Rolls-Royce Holdings PLC8865687
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031757 | Barclays PLC8865655
Holdings [Line Items]
Percent of Total Investments	3.00%
C000031757 | AstraZeneca PLC8865652
Holdings [Line Items]
Percent of Total Investments	3.00%
C000031757 | iShares MSCI EAFE ETF8865582
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031757 | Renesas Electronics Corp.8865729
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031757 | Roche Holding AG8865602
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000031757 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031757 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031757 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031757 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031757 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000031757 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000031757 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031757 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000031757 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000031757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000031757 | France
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000031757 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	28.50%